Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Schedule Of Costs And Depreciation Details
Change in fair value of derivatives	€ 3,156
Swap interest	110	607	401
Debentures interest and related expenses	2,753	1,990	2,206
Interest on loans	776	504	324
Loss from exchange rate differences, net	3,586	81	98
Bank charges and other commissions	180	151	148
Total financing expenses	€ 10,561	€ 3,333	€ 3,177